OPERATING INCOME - Revenue (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from contracts with customers
Revenue from contracts with customers	$ 4,598,413	$ 4,578,972	$ 3,994,259
Minimum
OPERATING INCOME
Intermediation margin	0.00%
Maximum
OPERATING INCOME
Intermediation margin	4.00%
Banking services
Revenue from contracts with customers
Revenue from contracts with customers	$ 582,845	668,451	575,248
Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	1,845,867	1,821,946	1,611,114
Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	28,364	26,534	27,074
Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	61,774	56,023	57,366
Trust
Revenue from contracts with customers
Revenue from contracts with customers	454,250	445,804	405,769
Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	52,036	38,990	32,204
Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	728,642	643,026	523,810
Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	595,222	623,758	563,223
Others
Revenue from contracts with customers
Revenue from contracts with customers	249,413	254,440	198,451
Operating Segments
Revenue from contracts with customers
Revenue from contracts with customers	4,598,413	4,578,984	3,994,408
Operating Segments | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	582,845	668,451	575,248
Operating Segments | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	1,845,867	1,821,946	1,611,114
Operating Segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	28,364	26,534	27,074
Operating Segments | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	61,774	56,023	57,366
Operating Segments | Trust
Revenue from contracts with customers
Revenue from contracts with customers	454,250	445,804	405,769
Operating Segments | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	52,036	38,990	32,204
Operating Segments | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	728,642	643,026	523,810
Operating Segments | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	595,222	623,758	563,223
Operating Segments | Others
Revenue from contracts with customers
Revenue from contracts with customers	249,413	254,452	198,600
Operating Segments | Banking | Colombia
Revenue from contracts with customers
Revenue from contracts with customers	3,291,382	3,269,747	2,841,302
Operating Segments | Banking | Colombia | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	329,281	422,943	370,671
Operating Segments | Banking | Colombia | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	1,484,085	1,421,039	1,258,047
Operating Segments | Banking | Colombia | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Banking | Colombia | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	38,864	32,829	33,313
Operating Segments | Banking | Colombia | Trust
Revenue from contracts with customers
Revenue from contracts with customers	844	0	0
Operating Segments | Banking | Colombia | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Banking | Colombia | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	685,783	607,758	495,232
Operating Segments | Banking | Colombia | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	595,222	623,758	559,139
Operating Segments | Banking | Colombia | Others
Revenue from contracts with customers
Revenue from contracts with customers	157,303	161,420	124,900
Operating Segments | Banking | Panama
Revenue from contracts with customers
Revenue from contracts with customers	310,773	350,055	312,762
Operating Segments | Banking | Panama | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	77,727	77,976	66,569
Operating Segments | Banking | Panama | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	147,448	200,372	185,466
Operating Segments | Banking | Panama | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	10,047	7,893	7,033
Operating Segments | Banking | Panama | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	13,976	14,369	15,352
Operating Segments | Banking | Panama | Trust
Revenue from contracts with customers
Revenue from contracts with customers	18,089	13,033	8,184
Operating Segments | Banking | Panama | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	789	391	1,200
Operating Segments | Banking | Panama | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	42,697	35,014	28,466
Operating Segments | Banking | Panama | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Banking | Panama | Others
Revenue from contracts with customers
Revenue from contracts with customers		1,007	492
Operating Segments | Banking | El Salvador
Revenue from contracts with customers
Revenue from contracts with customers	289,792	268,309	227,114
Operating Segments | Banking | El Salvador | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	105,821	99,222	85,615
Operating Segments | Banking | El Salvador | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	126,857	117,541	97,163
Operating Segments | Banking | El Salvador | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Banking | El Salvador | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	5,112	5,541	4,749
Operating Segments | Banking | El Salvador | Trust
Revenue from contracts with customers
Revenue from contracts with customers	1,868	1,713	1,411
Operating Segments | Banking | El Salvador | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	1,723	1,496	1,212
Operating Segments | Banking | El Salvador | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	139	160	112
Operating Segments | Banking | El Salvador | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Banking | El Salvador | Others
Revenue from contracts with customers
Revenue from contracts with customers	48,272	42,636	36,852
Operating Segments | Banking | Guatemala
Revenue from contracts with customers
Revenue from contracts with customers	176,268	170,854	141,253
Operating Segments | Banking | Guatemala | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	49,782	52,627	39,610
Operating Segments | Banking | Guatemala | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	85,643	78,764	66,731
Operating Segments | Banking | Guatemala | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	9	24	29
Operating Segments | Banking | Guatemala | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	2,713	2,440	3,055
Operating Segments | Banking | Guatemala | Trust
Revenue from contracts with customers
Revenue from contracts with customers	788	572	645
Operating Segments | Banking | Guatemala | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Banking | Guatemala | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Banking | Guatemala | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	0	0	4,084
Operating Segments | Banking | Guatemala | Others
Revenue from contracts with customers
Revenue from contracts with customers	37,333	36,427	27,099
Operating Segments | Trust
Revenue from contracts with customers
Revenue from contracts with customers	349,150	349,438	313,908
Operating Segments | Trust | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Trust | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Trust | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Trust | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Trust | Trust
Revenue from contracts with customers
Revenue from contracts with customers	349,127	349,402	313,886
Operating Segments | Trust | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Trust | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	8	36	0
Operating Segments | Trust | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Trust | Others
Revenue from contracts with customers
Revenue from contracts with customers	15	0	22
Operating Segments | Investment banking
Revenue from contracts with customers
Revenue from contracts with customers	37,447	30,829	20,271
Operating Segments | Investment banking | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Investment banking | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Investment banking | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Investment banking | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Investment banking | Trust
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Investment banking | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	37,354	30,142	20,262
Operating Segments | Investment banking | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	3	7	0
Operating Segments | Investment banking | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Investment banking | Others
Revenue from contracts with customers
Revenue from contracts with customers	90	680	9
Operating Segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	112,628	113,364	113,970
Operating Segments | Brokerage | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Brokerage | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Brokerage | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	18,308	18,617	20,012
Operating Segments | Brokerage | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Brokerage | Trust
Revenue from contracts with customers
Revenue from contracts with customers	81,373	80,534	81,502
Operating Segments | Brokerage | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	12,170	6,961	9,530
Operating Segments | Brokerage | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	12	51	0
Operating Segments | Brokerage | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | Brokerage | Others
Revenue from contracts with customers
Revenue from contracts with customers	765	7,201	2,926
Operating Segments | International Banking
Revenue from contracts with customers
Revenue from contracts with customers	28,896	25,800	20,840
Operating Segments | International Banking | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	20,234	15,683	12,783
Operating Segments | International Banking | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	1,834	4,230	3,707
Operating Segments | International Banking | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | International Banking | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	1,109	844	897
Operating Segments | International Banking | Trust
Revenue from contracts with customers
Revenue from contracts with customers	46	41	37
Operating Segments | International Banking | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | International Banking | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | International Banking | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | International Banking | Others
Revenue from contracts with customers
Revenue from contracts with customers	5,673	5,002	3,416
Operating Segments | All other segments
Revenue from contracts with customers
Revenue from contracts with customers	2,077	588	2,988
Operating Segments | All other segments | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | All other segments | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | All other segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | All other segments | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | All other segments | Trust
Revenue from contracts with customers
Revenue from contracts with customers	2,115	509	104
Operating Segments | All other segments | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | All other segments | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | All other segments | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Operating Segments | All other segments | Others
Revenue from contracts with customers
Revenue from contracts with customers	(38)	79	2,884
Adjustments for consolidation
Revenue from contracts with customers
Revenue from contracts with customers		(12)	(149)
Adjustments for consolidation | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Adjustments for consolidation | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Adjustments for consolidation | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Adjustments for consolidation | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Adjustments for consolidation | Trust
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Adjustments for consolidation | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Adjustments for consolidation | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0
Adjustments for consolidation | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	$ 0	0	0
Adjustments for consolidation | Others
Revenue from contracts with customers
Revenue from contracts with customers		$ (12)	$ (149)